CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Licensing Revenue	$ 100,000	$ 0	$ 0	$ 200,000	$ 0	$ 1,790,000	$ 1,890,000
Operating expenses:
General and administrative	940,449	732,720	2,499,624	2,724,144	2,610,222	34,114,301	35,054,750
Research and development	727,119	513,433	2,086,666	2,566,247	3,720,394	23,322,271	24,049,390
Write-off of patents abandoned	185,161	0	64,210	321,137	1,588,087	1,973,434	2,158,595
Total operating expenses	1,852,729	1,246,153	4,650,500	5,611,528	7,918,703	59,410,006	61,262,735
Loss from operations	(1,752,729)	(1,246,153)	(4,650,500)	(5,411,528)	(7,918,703)	(57,620,006)	(59,372,735)
Other non-operating income (expense)
Grant income	0	0	0	0	244,479	244,479	244,479
Change in fair value of warrant liability	0	(20,148)	371,591	472,463	609,239	8,701,721	8,701,721
Sale of state income tax loss - net	0	0	0	0	0	586,442	586,442
Other noncash (expense) income, net	0	0	0	0	(115,869)	205,390	205,390
Loss on settlement of warrant liabilities	0	(785,171)	(1,724,546)	0	0	(1,724,546)	(1,724,546)
Loss on extinguishment of debt	0	0	0	0	0	(361,877)	(361,877)
Amortization of debt discount and financing costs	0	0	0	0	0	(11,227,870)	(11,227,870)
Interest expense - convertible notes	0	0	0	0	0	(2,027,930)	(2,027,930)
Interest (expense) income - net	(31,604)	(33,982)	(119,087)	(127,068)	(88,122)	164,901	133,297
Net loss	(1,784,333)	(2,085,454)	(6,122,542)	(5,066,133)	(7,268,976)	(63,059,296)	(64,843,629)
Preferred dividends	(21,623)	(624,169)	(862,998)	(1,625,727)	(2,638,300)	(11,366,539)	(11,388,162)
Loss applicable to common shares	(1,805,956)	(2,709,623)	(6,985,540)	(6,691,860)	(9,907,276)	(74,425,835)	(76,231,791)
Other comprehensive loss	0	0	0	0	0	0	0
Comprehensive loss	$ (1,805,956)	$ (2,709,623)	$ (6,985,540)	$ (6,691,860)	$ (9,907,276)	$ (74,425,835)	$ (76,231,791)
Basic and diluted net loss per common share	$ (0.78)	$ (2.52)	$ (5.11)	$ (7.81)	$ (14.29)
Basic and diluted weighted-average number of common shares outstanding	2,307,926	1,074,493	1,366,384	857,033	693,324